Convertible Preferred Stock and Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2012
Convertible Preferred Stock and Stockholders' Equity
Schedule of the Company's convertible preferred stock prior to the closing of the initial public offering

Prior to the closing of the initial public offering, the Company’s Convertible Preferred Stock consisted of the following (in thousands, except share and per share amounts):

	As of December 31,
	2011	2012

Series A Convertible Preferred Stock, $0.0001 par value: 20,000,000 shares authorized, issued and outstanding at December 31, 2011	$21,570	$—
Series O Convertible Preferred Stock, $0.0001 par value: 1,500,000 shares authorized, issued and outstanding at December 31, 2011	630	—
Series B Convertible Preferred Stock, $0.0001 par value: 46,436,782 shares authorized at December 31, 2011; 19,552,319 shares issued and outstanding at December 31, 2011	42,148	—